Capital and Capital Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of share capital issued explanatory
	Number of Ordinary Shares (thousand)
	2022	2021	2020
Issued and paid-in share capital as at January 1	125,770	79,866	19,870
Issued in reverse merger	-	-	30,526
Exercise of share options during the period – Investor-related	-	3,010	11,302
Exercise of share options during the period – Share-Based Payment-related	1,108	2,218	294
Issued not for cash during the period (1)	1,023	12,088	-
Issued for cash during the period (2)	18,571	28,588	17,874
Issued and paid-in share capital as at December 31	146,472	125,770	79,866

Authorized share capital	1,000,000	1,000,000	1,000,000

Schedule of derivative instrument price protection mechanism
December 31,
2022
USD thousand
Grant date price investor warrants	4,495
Changes in fair value through profit or loss	(3,800)
Effect of changes in exchange rate	187
Investor warrants as of December 31, 2022	882

Schedule of fair value of price protection mechanism explanatory

Parameters taken into account in the fair value calculation:
ADS price, USD (at date evaluated)	1.02-3.31
Risk free rate	2.86%-4.09%
Volatility	89.6%-96.47%
Expected term	4.51 - 5 years
Exercise price per warrant, USD	3.5
Dividend rate	0%